ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	As of December 31,
	2024	2023

Accounts receivable	$1,743,761	$2,131,371
Less: allowance for expected credit loss	(383,105)	—
	$1,360,656	$2,131,371

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(Stated in US Dollars, except for number of shares)

The movement of allowances for expected credit loss is as follow:

	As of December 31,
	2024	2023

Balance at beginning, January 1	$—	$(275,000)
Allowance for expected credit losses	(383,105)	—
Written-off as uncollectible	—	275,000
Balance at end, December 31,	$(383,105)	$—

For the years ended December 31, 2024, 2023 and 2022, the Company has assessed the probable loss and made an allowance for expected credit losses of $383,105, $0, and $137,000 on accounts receivable, respectively.